Tax Receivable - Summary of Taxes Receivable (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024
Tax Receivable [Abstract]
Sales taxes receivable	$ 27.7	$ 20.0
Income taxes receivable	56.6	0.0
Total tax receivable	$ 84.3	$ 20.0